Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NOMURA PARTNERS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for reduced sales charges if you and your family invest, or agree to invest, a certain amount in Nomura Partners Funds, Inc. (the “Corporation”). More information is available in the “Description of Share Classes” section of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, in the first Example, or hold your shares, in the second Example. They also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by fee waiver and expense limitation agreements. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeemed your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of non-U.S. companies, either directly or through other Funds. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

		The Fund will allocate its assets among various regions and countries, which may include the United States (but in no less than three different countries). The Fund may also invest a substantial amount of its assets (i.e., more than 25%) in issuers located in a single country or a limited number of countries. In the pursuit of attractive returns across a wide variety of exciting investment opportunities Nomura Asset Management U.K. Limited (“NAM UK”) seeks to add value principally through two sources: allocation and stock selection. NAM UK, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. When investing in Japan and Asia, NAM UK may make use of other Funds which form part of the Corporation’s structure, including, but not limited to, The Japan Fund and the Asia Pacific ex Japan Fund, to the extent permitted by applicable law. NAM UK may also invest directly in Japan and Asia. In other geographic areas, NAM UK expects to invest directly.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Equity Securities Risk – The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Foreign Exposure Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Smaller and Less Seasoned Companies Risk – Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Fund of Funds Risk – An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expenses of the underlying funds, although the management fee paid to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees; provided, however, that the management fee paid to NAM USA will be calculated by including investments in money market funds that comply with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Market, Exchange and Frequent Trading Risk – Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

		For a detailed description of these and other risks of investing in this Fund, please see the “Principal Investment Risks” section in the Prospectus and the “Investment Objectives, Policies and Strategies” section in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower. Returns vary from year to year, which may provide an indication of the risks of investing in the Fund. The table shows the risks of investing in the Class A shares of the Fund by showing how Fund performance compares with a broad-based market index. The performance of both the Fund and the index vary over time. The table shows returns on a before-tax and after-tax basis for Class A shares. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information is available online at www.nomurapartnersfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance of both the Fund and the index vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nomurapartnersfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Returns (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table below show the returns for the Fund’s Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 6/30/09, was 23.45%; and Worst Quarter 9/30/11, was -21.33%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (%) as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C and I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for Class C and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
INTERNATIONAL EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.93%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.71%	[3],[4]
1-Year	rr_ExpenseExampleYear01	739
3-Year	rr_ExpenseExampleYear03	2,062
5-Year	rr_ExpenseExampleYear05	3,335
10-Year	rr_ExpenseExampleYear10	6,308
1-Year	rr_ExpenseExampleNoRedemptionYear01	739
3-Year	rr_ExpenseExampleNoRedemptionYear03	2,062
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,335
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,308
2009	rr_AnnualReturn2009	28.59%
2010	rr_AnnualReturn2010	9.76%
2011	rr_AnnualReturn2011	(13.03%)
2012	rr_AnnualReturn2012	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.33%)
1 Year	rr_AverageAnnualReturnYear01	8.52%
Lifetime	rr_AverageAnnualReturnSinceInception	7.82%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
INTERNATIONAL EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.76%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.53%	[3],[4]
1-Year	rr_ExpenseExampleYear01	256
3-Year	rr_ExpenseExampleYear03	1,803
5-Year	rr_ExpenseExampleYear05	3,266
10-Year	rr_ExpenseExampleYear10	6,584
1-Year	rr_ExpenseExampleNoRedemptionYear01	256
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,803
5-Year	rr_ExpenseExampleNoRedemptionYear05	3,266
10-Year	rr_ExpenseExampleNoRedemptionYear10	6,584
1 Year	rr_AverageAnnualReturnYear01	14.34%
Lifetime	rr_AverageAnnualReturnSinceInception	8.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
INTERNATIONAL EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee for redemptions within 30 days of purchase (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Small Account Fee	rr_MaximumAccountFee	20.00
Management Fees	rr_ManagementFeesOverAssets	0.61%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.76%	[3]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%	[3],[4]
1-Year	rr_ExpenseExampleYear01	158
3-Year	rr_ExpenseExampleYear03	1,532
5-Year	rr_ExpenseExampleYear05	2,858
10-Year	rr_ExpenseExampleYear10	5,974
1-Year	rr_ExpenseExampleNoRedemptionYear01	158
3-Year	rr_ExpenseExampleNoRedemptionYear03	1,532
5-Year	rr_ExpenseExampleNoRedemptionYear05	2,858
10-Year	rr_ExpenseExampleNoRedemptionYear10	5,974
1 Year	rr_AverageAnnualReturnYear01	15.40%
Lifetime	rr_AverageAnnualReturnSinceInception	9.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
INTERNATIONAL EQUITY FUND | Return after Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%
Lifetime	rr_AverageAnnualReturnSinceInception	6.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
INTERNATIONAL EQUITY FUND | Return after Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
Lifetime	rr_AverageAnnualReturnSinceInception	6.24%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2008
INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[5]
Lifetime	rr_AverageAnnualReturnSinceInception	10.56%	[5]

[1]	No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.
[2]	The management fees are 0.85% of the average daily net assets, however, the fees are reduced by the assets invested in other Funds managed by the Advisor.
[3]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Effective January 26, 2012, the Fund’s advisor, Nomura Asset Management U.S.A. Inc. (“NAM USA”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses of the Fund are limited to 1.40% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2014. NAM USA also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation through at least January 28, 2014. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived with the exception of the aforementioned reimbursement for the fees and expenses incurred indirectly by the Fund through its investment in other Funds of the Corporation. The arrangement may not be terminated prior to January 28, 2014 except by action of the Board of Directors of the Corporation.
[5]	For a description of the index, please see "Description of Fund Benchmarks" section in the Prospectus.